Pensions and Other Post Retirement Benefits - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Analysis of amount charged to earnings:
Current service costs	$ 170	$ 183
Interest (income) costs	(29)	(1)
Defined benefit plans expense	141	182
Defined contribution plans expense	8	8
Total benefit plans expense charged to earnings	149	190
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial loss (gain) arising from changes in experience	49	17
Actuarial gain arising from changes in demographic assumptions	(61)	(10)
Actuarial (gain) loss arising from changes in financial assumptions	(282)	(57)
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	(475)	(715)
Actuarial gain recognized in other comprehensive income	(769)	(765)
Other Post-Retirement Benefits
Analysis of amount charged to earnings:
Current service costs	46	13
Interest (income) costs	26	25
Defined benefit plans expense	72	38
Total benefit plans expense charged to earnings	72	38
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial loss (gain) arising from changes in experience	7	(18)
Actuarial gain arising from changes in demographic assumptions	(18)	(4)
Actuarial (gain) loss arising from changes in financial assumptions	(3)	11
Actuarial gain recognized in other comprehensive income	$ (14)	$ (11)